Restructuring - 2017 Restructuring Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 0	$ 12,490,000	$ 0	$ 12,490,000
Resource Rationalizations 2017
Restructuring Reserve [Roll Forward]
Restructuring charges						$ 7,800,000
Resource Rationalizations 2017 | Workforce Reduction
Restructuring Reserve [Roll Forward]
Restructuring charges						7,753,000
Restructuring, beginning balance			2,082,000	$ 3,097,000	$ 3,097,000
Utilized			(183,000)		(1,015,000)	(4,656,000)
Restructuring, ending balance	$ 1,899,000		$ 1,899,000		$ 2,082,000	$ 3,097,000